UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

File No. 333-164886

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 6	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330

Amendment No. 390	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II

(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY

(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President Corporate Governance and Secretary , One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	February 14, 2012

It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐  60 days after filing pursuant to paragraph (a)(1)
☐  on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company • Nationwide Variable Account-II

Prospectus supplement dated February 14, 2012 to
Schwab Income Choice Annuity, Nationwide Destination B, Nationwide Destination EV, Nationwide Destination L,
Nationwide Destination Navigator, and Nationwide Destination Navigator New York prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
The Board of Trustees of Invesco voted to merge the Invesco – Invesco V.I. Capital Development Fund: Series II Shares into the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Invesco – Invesco V.I. Capital Development Fund: Series II Shares will be transferred to the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II Shares.

In connection with this merger, effective April 27, 2012, the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II Shares is added to the contract as an investment option and "Appendix A: Underlying Mutual Funds" is revised to add the following:

Invesco - Invesco Van Kampen V.I. Mid Cap Growth   Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Additionally, all references to Invesco – Invesco V.I. Capital Development Fund: Series II Shares are removed.

2.
The Board of Trustees of Janus Aspen Series voted to merge the Janus Aspen Series – Global Technology Portfolio: Service II Shares into the Janus Aspen Series – Global Technology Portfolio: Service Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Janus Aspen Series – Global Technology Portfolio: Service II Shares will be transferred to the Janus Aspen Series – Global Technology Portfolio: Service Shares.

In connection with this merger, effective April 27, 2012, the Janus Aspen Series – Global Technology Portfolio: Service Shares is added to the contract as an investment option and "Appendix A: Underlying Mutual Funds" is revised to add the following:

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Additionally, all references to Janus Aspen Series – Global Technology Portfolio: Service II Shares are removed.

3.
The Board of Trustees of Janus Aspen Series voted to merge the Janus Aspen Series – Overseas Portfolio: Service II Shares into the Janus Aspen Series – Overseas Portfolio: Service Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Janus Aspen Series – Overseas Portfolio: Service II Shares will be transferred to the Janus Aspen Series – Overseas Portfolio: Service Shares.

In connection with this merger, effective April 27, 2012, the Janus Aspen Series – Overseas Portfolio: Service Shares is added to the contract as an investment option and "Appendix A: Underlying Mutual Funds" is revised to add the following:

Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Additionally, all references to Janus Aspen Series – Overseas Portfolio: Service II Shares are removed.

4.
The Board of Trustees of Van Eck VIP Trust voted to merge the Van Eck VIP Trust – Global Hard Assets Fund: Class R1 into the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class effective on or about April 30, 2012.  Subject to shareholder approval, after the close of business on or about April 30, 2012, any account value allocated to the Van Eck VIP Trust – Global Hard Assets Fund: Class R1 will be transferred to the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class.

In connection with this merger, effective April 30, 2012, the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class is added to the contract as an investment option and "Appendix A: Underlying Mutual Funds" is revised to add the following:

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Additionally, all references to Van Eck VIP Trust – Global Hard Assets Fund: Class R1 are removed.

  INCORPORATION BY REFERENCE

The prospectus supplements dated June 10, 2011, June 24, 2011, July 12, 2011, September 12, 2011, November 30, 2011, and December 15, 2011, and the prospectus and statement of additional information that were effective May 1, 2011, previously filed with the Commission under SEC file No. 333-164886 are hereby incorporated by reference and made a part of this registration statement.

1

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 1 4 th day of February , 201 2 .

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 1 4 th day of February , 201 2 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President- Nationwide Financial Network and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact